Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss
Beginning balance at Mar. 31, 2022	$ 1,332.9	$ 232.1	$ 230.4	$ 892.4	$ 0.0	$ (22.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	512.0			512.0
Other comprehensive income (loss)	(31.3)					(31.3)
Stock-based compensation	9.6	0.3	9.3
Issuance of ordinary shares	0.2		0.2
Dividends declared	(133.6)			(133.6)
Shares repurchased	(78.4)				(78.4)
Shares cancelled	0.0	(2.4)	(2.0)	(74.0)	78.4
Ending balance at Mar. 31, 2023	1,611.4	230.0	237.9	1,196.8	0.0	(53.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	510.2			510.2
Other comprehensive income (loss)	(15.0)					(15.0)
Stock-based compensation	23.3	0.2	23.1
Issuance of ordinary shares	0.4		0.4
Shares repurchased	(271.4)				(271.4)
Shares cancelled	0.0	(5.5)	(4.9)	(261.0)	271.4
Ending balance at Mar. 31, 2024	1,858.9	224.7	256.5	1,446.0	0.0	(68.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	424.0			424.0
Other comprehensive income (loss)	10.1					10.1
Stock-based compensation	15.6	0.2	15.4
Issuance of ordinary shares	2.8	0.1	2.7
Shares repurchased	(149.9)				(149.9)
Shares cancelled	0.0	(2.9)	(2.7)	(144.3)	149.9
Ending balance at Mar. 31, 2025	$ 2,161.5	$ 222.1	$ 271.9	$ 1,725.7	$ 0.0	$ (58.2)